Aquila Investment Management LLC
380 Madison Avenue
New York, NY  10017







May 28, 2013




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Aquila Funds Trust
	(formerly, Aquila Three Peaks High Income Fund)
	Semi-Annual Report on Form N-CSRS/A
	(33 Act No. 2-79722; 40 Act No. 811-3578)


Ladies and Gentlemen:

       On behalf of Aquila Funds Trust (formerly, Aquila Three Peaks High Income Fund), a Massachusetts business trust (the 'Trust'), we are hereby filing an amendment to the Trust's Form N-CSRS which was originally filed on September 6, 2012. Although the original filing included the Aquila Three Peaks High Income Fund June 30, 2012 Semi-Annual Report; the Form N-CSRS itself was inadvertently not included in the filing.

	This amended Form N-CSRS/A is being filed in its entirety under Section 30 of the Investment Company Act of of 1940 and Sections 13 and 15(d) of the Securities Exchange
Act of 1934.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.




Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer